Related Party Balances and Transactions - Acceptance of advertising and IT support services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Acceptance of advertising and IT support services	¥ 7,823	¥ 8,984	¥ 5,222
Related party | Tianjin Boyou Information Technology Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services	¥ 7,823	¥ 8,984	217
Related party | Beijing Bit Ep Information Technology Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services			4,533
Related party | Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Balances and Transactions
Acceptance of advertising and IT support services			¥ 472